INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying value of our investments in unconsolidated entities
Equity income from investments in unconsolidated entities	$ 4	$ 5	$ 4
Carrying value of investments in unconsolidated entities	$ 55	59
Maui Timeshare Venture, LLC
Carrying value of our investments in unconsolidated entities
Ownership percentages of investments in unconsolidated entities	33.00%
Carrying value of investments in unconsolidated entities	$ 43	42
Harborside Investments
Carrying value of our investments in unconsolidated entities
Ownership percentages of investments in unconsolidated entities	50.00%
Carrying value of investments in unconsolidated entities	$ 11	12
Other
Carrying value of our investments in unconsolidated entities
Ownership percentages of investments in unconsolidated entities	25.00%
Carrying value of investments in unconsolidated entities	$ 1	$ 5